Debt - Schedule of Senior Unsecured Term Loans (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) extension_option	Dec. 31, 2025 CAD ($) extension_option	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)
Debt Instrument [Line Items]
Carrying Amount (USD)	$ 4,140,235		$ 3,300,396
Revolving Credit Facility
Debt Instrument [Line Items]
Carrying Amount (USD)	332,111		255,052
2025 Term Loan | Term Loans
Debt Instrument [Line Items]
Carrying Amount (USD)	$ 250,000		0
2025 Term Loan | Term Loans | SOFR
Debt Instrument [Line Items]
Contractual Interest Rate	0.95%	0.95%
2025 Term Loan | Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Number of extensions | extension_option	1	1
Term of debt	6 months
Tranche A-1 | Term Loans
Debt Instrument [Line Items]
Carrying Amount (USD)	$ 375,000		375,000
Basis spread on variable rate	0.10%
Tranche A-1 | Term Loans | SOFR
Debt Instrument [Line Items]
Contractual Interest Rate	0.94%	0.94%
Tranche A-1 | Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Number of extensions | extension_option	2	2
Term of debt	12 months
Tranche A-2 | Term Loans
Debt Instrument [Line Items]
Carrying Amount (USD)	$ 182,144	$ 250,000	173,820	$ 250,000
Tranche A-2 | Term Loans | CORRA
Debt Instrument [Line Items]
Contractual Interest Rate	0.94%	0.94%
Delayed Draw Tranche A-3 | Delayed Draw Facility
Debt Instrument [Line Items]
Carrying Amount (USD)	$ 270,000		270,000
Delayed Draw Tranche A-3 | Delayed Draw Facility | SOFR
Debt Instrument [Line Items]
Contractual Interest Rate	0.94%	0.94%
Total Senior Unsecured Term Loans | Term Loans
Debt Instrument [Line Items]
Carrying Amount (USD)	$ 1,077,144		$ 818,820